Vessels, net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Vessels, net
6. Vessels, net
The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2019	1,087,601,983	(252,449,580)	835,152,403
Additions	44,894,678	—	44,894,678
Impairment loss	(14,511,735)	10,654,428	(3,857,307)
Disposals	(6,500,000)	100,378	(6,399,622)
Depreciation for the year	—	(37,455,093)	(37,455,093)

Balance, December 31, 2020	1,111,484,926	(279,149,867)	832,335,059
Transfer from Advances for vessel under construction and acquisitions (Note 5)	30,366,897	—	30,366,897
Other additions	1,227,314	—	1,227,314
Impairment loss	(169,553,060)	124,936,846	(44,616,214)
Disposals	(8,100,000)	—	(8,100,000)
Transfer to Vessel held for sale	(12,250,000)	—	(12,250,000)
Spin-off of tankers (Note 1)	(80,500,000)	—	(80,500,000)
Depreciation for the year	—	(37,125,903)	(37,125,903)
Balance, December 31, 2021	872,676,077	(191,338,924)	681,337,153

During the first quarter of 2019, the Company entered into four joint venture agreements with a third party investor based on which the third party investor acquired a 49.9% equity interest in four vessel owning companies of the Company and gained co-ownership
and joint control of the vessels “Gas Defiance”, “Gas Shuriken”, “Gas Haralambos” and “Eco Lucidity”. These agreements are accounted for in the Company’s financial statements as an equity investment since the Company and the third party investor have joint control over these entities.
In September 2019, the Company entered into a memorandum of agreement for the disposal of the vessel “Gas Ethereal”, to an unaffiliated third party for $10,900,000. The vessel was delivered to her new owners on September 27, 2019.
The Company decided to dispose the above mentioned vessels as the agreed selling price was a suitable opportunity for the Company and together with minor additional selling costs, arising from the delivery of “Gas Sincerity and “Gas Texiana” to their new owners, realized an aggregate loss from the sale of these vessels of $485,516, which is included in the Company’s consolidated statement of operations under the caption “Net loss on sale of vessels” for the year ended December 31, 2019.
As of December 31, 2019, the Company performed an impairment review of its vessels, due to the prevailing conditions in the shipping industry. As a result of the impairment review, undiscounted net operating cash flows exceeded each vessel’s carrying value with the exception of two vessels and therefore the Company identified and recorded an impairment loss of $993,916 which is presented under the caption “Impairment loss” in the consolidated statements of operations.
As of June 30, 2020, the Company performed an impairment review of its vessels, due to the prevailing conditions in the shipping industry. As a result of the impairment review, undiscounted net operating cash flows exceeded each vessel’s carrying value with the exception of two vessels and therefore the Company identified and recorded an impairment loss of $653,079 which is presented under the caption “Impairment loss” in the consolidated statements of operations.
On September 25, 2020, the Company decided to seek to dispose of the vessel “Gas Nemesis II”. As a result of this decision, the undiscounted net operating cash flows of this vessel did not exceed its carrying value and the
Company identified and recognized an impairment charge of $2,489,333 in its consolidated statement of operations for the year ended December 31, 2020. In October 2020, the Company concluded a memorandum of agreement for the disposal of this vessel, to an unaffiliated third party for $4,500,000. The vessel was delivered to her new owners on November 2, 2020.
In November 2020, the Company concluded a memorandum of agreement for the disposal of the vessel “Gas Pasha”, to an unaffiliated third party for $900,000. The vessel was delivered to her new owners on December 7, 2020.
The Company disposed the above mentioned vessels as the agreed selling price was a suitable opportunity for the Company and realized an aggregate loss from the sale of these vessels of $1,134,854 which is included in the Company’s consolidated statement of operations under the caption “Net loss on sale of vessels” for the year ended December 31, 2020.
As of December 31, 2020, the Company performed an impairment review of its vessels, due to the prevailing conditions in the shipping industry. As a result of the impairment review, undiscounted net operating cash flows exceeded each vessel’s carrying value with the exception of one vessel and therefore the Company identified and recorded an impairment loss of $714,895 which is presented under the caption “Impairment loss” in the consolidated statements of operations.
The additions in 2020 mainly relate to the acquisition of vessels “Eco Alice” and “Eco Texiana” (Note 3) and to the installation of ballast water treatment systems.
The additions in 2021 mainly relate to the delivery of the vessel “Eco Blizzard” (Note 5) and other capitalized expenses.
On May 31, 2021, the Company entered into a memorandum of agreement for the disposal of the vessel “Eco Loyalty” to an unaffiliated third party for a total of $12,500,000. The vessel was classified as vessels held for sale as of
June 30
, 2021 and was recorded at its selling price of $12,500,000 less estimated selling expenses of $250,000. The total impairment charge recognized in the Company’s consolidated statement of operations for the year ended December 31, 2021 amounted to $1,125,243. The Company decided to dispose the vessel “Eco Loyalty” as the agreed selling price was a suitable opportunity for the Company. The vessel was delivered to her new owners on February 22, 2022.
As of June 30, 2021, the Company performed an impairment review of its vessels held for use, due to the prevailing conditions in the shipping industry. As a result of the impairment review, undiscounted net operating cash flows exceeded each vessel’s carrying value with the exception of two vessels and therefore the Company identified and recorded an impairment loss of $1,971,148 which is presented under the caption “Impairment loss” in the consolidated statements of operations.
On July 28, 2021, the Company concluded a memorandum of agreement for the disposal of the vessel “Gas Imperiale” to an unaffiliated third party for $8,100,000. The vessel was delivered to her new owners on September 14, 2021. The Company disposed the vessel “Gas Imperiale” as the agreed selling price was a suitable opportunity for the Company and realized an aggregate loss from the sale of this vessel of $304,210 which is included in the Company’s consolidated statement of operations under the caption “Net loss on sale of vessels” for the year ended December 31, 2021.
As of December 31, 2021, the Company performed an impairment review of its vessels, due to the prevailing conditions in the shipping industry. As a result of the impairment review, undiscounted net operating cash flows exceeded each vessel’s carrying value with the exception of two vessels and therefore the Company identified and recorded an impairment loss of $1,333,950 which is presented under the caption “Impairment loss” in the consolidated statements of operations.
As of December 3
1
, 2021, 3
0
 vessels with a carrying value of $629,691,705 (2020: 36 vessels with a carrying value of $798,061,787) have been provided as collateral to secure the Company’s bank loans as discussed in Note 11.
On February 14, 2022, the Company concluded a memorandum of agreement for the disposal of the vessel “Gas Inspiration” to an unaffiliated third party for $9,650,000. The vessel was delivered to her new owners on March 22, 2022. The Company disposed the vessel “Gas Inspiration” as the agreed selling price was a suitable opportunity for the Company. This vessel had a net book value, after impairment, of $9,650,000 as of December 31, 2021.